INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Revenue
Rental	$ 20,863,472		$ 26,731,006
Interest and other	458,789		1,067,985
Operating Partnerships Revenues	21,322,261		27,798,991
Expenses
Interest	3,093,964		4,474,965
Depreciation and amortization	5,395,172		6,624,362
Taxes and insurance	2,716,801		3,210,387
Repairs and maintenance	4,538,378		6,581,642
Operating expenses	8,210,997		10,321,858
Other expenses	137,692		225,733
Operating Partnerships Total Expenses	24,093,004		31,438,947
NET LOSS	(2,770,743)		(3,639,956)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(2,735,602)	[1]	(2,962,809)	[2]
Net income (loss) allocated to other partners	(35,141)		(677,147)
Series Fifteen [Member]
Revenue
Rental	4,278,259		4,411,357
Interest and other	116,389		82,448
Operating Partnerships Revenues	4,394,648		4,493,805
Expenses
Interest	598,638		631,620
Depreciation and amortization	1,190,569		1,191,942
Taxes and insurance	554,343		536,484
Repairs and maintenance	997,909		1,009,388
Operating expenses	1,676,626		1,735,643
Other expenses	26,584		31,984
Operating Partnerships Total Expenses	5,044,669		5,137,061
NET LOSS	(650,021)		(643,256)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(593,055)	[1]	(547,085)	[2]
Net income (loss) allocated to other partners	(56,966)		(96,171)
Series Sixteen [Member]
Revenue
Rental	5,462,897		6,091,709
Interest and other	87,319		574,644
Operating Partnerships Revenues	5,550,216		6,666,353
Expenses
Interest	654,367		936,848
Depreciation and amortization	1,493,411		1,603,040
Taxes and insurance	704,902		706,281
Repairs and maintenance	1,345,782		1,648,565
Operating expenses	2,146,319		2,546,703
Other expenses	24,886		30,732
Operating Partnerships Total Expenses	6,369,667		7,472,169
NET LOSS	(819,451)		(805,816)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(836,199)	[1]	(833,896)	[2]
Net income (loss) allocated to other partners	16,748		28,080
Series Seventeen [Member]
Revenue
Rental	5,547,549		9,098,192
Interest and other	131,681		238,140
Operating Partnerships Revenues	5,679,230		9,336,332
Expenses
Interest	821,457		1,594,515
Depreciation and amortization	1,329,878		2,101,456
Taxes and insurance	667,253		1,017,457
Repairs and maintenance	1,157,847		2,322,124
Operating expenses	2,067,937		3,359,421
Other expenses	27,704		35,553
Operating Partnerships Total Expenses	6,072,076		10,430,526
NET LOSS	(392,846)		(1,094,194)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(505,941)	[1]	(717,911)	[2]
Net income (loss) allocated to other partners	113,095		(376,283)
Series Eighteen [Member]
Revenue
Rental	3,698,061		4,762,942
Interest and other	104,511		129,361
Operating Partnerships Revenues	3,802,572		4,892,303
Expenses
Interest	599,900		749,490
Depreciation and amortization	935,544		1,143,170
Taxes and insurance	574,910		656,003
Repairs and maintenance	780,541		1,049,661
Operating expenses	1,451,099		1,760,101
Other expenses	53,906		71,381
Operating Partnerships Total Expenses	4,395,900		5,429,806
NET LOSS	(593,328)		(537,503)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(574,802)	[1]	(537,292)	[2]
Net income (loss) allocated to other partners	(18,526)		(211)
Series Nineteen [Member]
Revenue
Rental	1,876,706		2,366,806
Interest and other	18,889		43,392
Operating Partnerships Revenues	1,895,595		2,410,198
Expenses
Interest	419,602		562,492
Depreciation and amortization	445,770		584,754
Taxes and insurance	215,393		294,162
Repairs and maintenance	256,299		551,904
Operating expenses	869,016		919,990
Other expenses	4,612		56,083
Operating Partnerships Total Expenses	2,210,692		2,969,385
NET LOSS	(315,097)		(559,187)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(225,605)	[1]	(326,625)	[2]
Net income (loss) allocated to other partners	$ (89,492)		$ (232,562)

[1]	Amounts include $593,055, $836,199, $505,941, $574,802, and $225,605 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.